Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Contingencies and Commitments [Abstract]
Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets
(1)	Ongoing litigations and claims related with contingent liabilities and contingent assets as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	663	￦	550,535	683	￦	689,415
As the plaintiff	200		729,798	284		784,453

Summary of Credit Lines Provided By Financial Institutions
(3)	Credit lines provided by financial institutions as of December 31, 2021 are as follows:

Commitments	Financial institutions	Currency	Credit limit	Used amount
	In millions of won and thousands of foreign currencies
Commitments on Bank-overdraft	Nonghyup Bank and others	KRW	1,815,500	208,018
Commitments on Bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	Hana Bank and others	KRW	1,050,000	1,050,000
Limit amount available for card	Hana Bank and others Banco de Oro	KRW PHP	47,404 5,000	5,529 3,000
Loan limit	Kookmin Bank and others DBS Bank Ltd and others	KRW USD	1,780,028 1,644,700	1,319,181 167,533
Certification of payment on payables from foreign country	Nonghyup Bank	USD	8,700	7,213
Certification of payment on L/C	Shinhan Bank and others	USD	1,019,834	463,355
	Shinhan Bank	JPY	707,337	—
	Hana Bank and others	EUR	48,122	41,262
Certification of Performance guarantee on contract	Seoul Guarantee Insurance and others	KRW	104,705	96,658
	First Abu Dhabi Bank and others	USD	947,707	682,903
	Korea Development Bank and others	JPY	620,000	620,000
	Hana Bank	EUR	3,965	3,965
	Shinhan Bank	INR	51,678	51,678
Certification of bidding	Hana Bank	USD	5,200	197
Advance payment bond, Warranty bond, Retention bond and others	Seoul Guarantee Insurance	KRW	49,874	49,874
	Hana Bank and others	USD	331,072	286,388
	Hana Bank	SAR	6,508	6,508
	Hana Bank and others	MXN	21,597	20,027
Others	Nonghyup Bank and others	KRW	610,983	29,730
	Export-Import Bank of Korea and others	USD	2,625,372	1,842,173
	Standard Chartered	AED	50	50
Inclusive credit	Hana Bank	KRW	8,000	825
	Hana Bank and others	USD	135,078	15,633
Trade finance	Export-Import Bank of Korea and others	USD	850,000	149,328

Summary of Blank Check And Assets Provided As Collaterals Or Pledges To Financial Institutions By The Company Explanatory
(4)	As of December 31, 2021, blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Creditor	Assets provided as security	Currency	Amount	Description
	In millions of won and thousands of foreign currencies
Mira Power Limited	International Finance Corporation and others	Property, plant and equipment and others	USD	275,600	Collateral for borrowings(*1)
Tamra Offshore Wind Power Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	171,600	Collateral for borrowings(*2)
Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Cash and cash equivalents and others	KRW	327,080	Collateral for borrowings(*2)
Commerce and Industry Energy Co., Ltd.	IBK and others	Property, plant and equipment and others	KRW	110,500	Collateral for borrowings(*2)
KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Cash and cash equivalents and others	KRW	396,120	Collateral for borrowings(*2)
Gyeongju Wind Power Co., Ltd.	Shinhan Bank and others	Property, plant and equipment and others	KRW	68,400	Collateral for borrowings(*2)
Korea Offshore Wind Power Co., Ltd.	Woori Bank and others	Property, plant and equipment and others	KRW	293,400	Collateral for borrowings(*2)
Qatrana Electric Power Company	The Islamic Development Bank and others	Finance lease receivable and property, plant and equipment and others	JOD	236,570	Collateral for borrowings(*1)
KST Electric Power Company, S.A.P.I. de C.V.	The Export—Import Bank of Korea and others	Finance lease receivable and property, plant and equipment and others	USD	401,277	Collateral for debt securities(*1)
Incheon Fuel Cell Co., Ltd.	Kookmin Bank and others	Cash and cash equivalents and others	KRW	276,960	Collateral for borrowings(*2)
TS Energy No. 25 Co., Ltd.	Kyobo Life Insurance Co., Ltd. and others	Property, plant and equipment and others	KRW	521,281	Collateral for borrowings(*2)
Jeongam Wind Power Co., Ltd.	KDB Capital Corporation and others	Cash and cash equivalents and others	KRW	221,631	Collateral for borrowings(*2)

(*1)	Based on the credit limits of the respective loans.

(*2)	As of December 31, 2021, the Company has established guarantees for pledge for transfer of rights of long-term borrowings, pledge for insurance claims, pledge for shares, etc.
The Company has ￦1,197
million of project loans from the Korea Energy Agency as of December 31, 2021. The Company has provided blank check as a repayment guarantee.